Revenue - Revenue generated from voyage and time agreements (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disaggregation of revenue
Revenue	$ 489,017,593	$ 174,094,786
Increase in revenue	314,900,000
Voyage Charter
Disaggregation of revenue
Revenue	474,256,881	172,125,286
Time Charter
Disaggregation of revenue
Revenue	$ 14,760,712	$ 1,969,500